Transactions and balances with related parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of compensation paid or payable to key management	The compensation paid or payable to key management for employee services is shown below:

	For the year ended December 31,
In thousands of USD	2021	2022	2023
Short-term employee benefits	4,236	3,889	3,332
Other benefits	81	107	114
Share-based compensation	9,299	5,155	1,858
Total	13,616	9,151	5,304